Borrowings - Schedule of Remaining Maturities of the Borrowings (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Maturities
Total	RM 55,316,394	$ 13,131,488	RM 35,039,857	$ 7,829,261	RM 24,709,116
Within 1 year [Member]
Maturities
Total	37,052,578	8,795,864	32,940,381	7,360,157	23,897,880
1 - 2 years [Member]
Maturities
Total			257,262	57,481	80,369
2 - 5 years [Member]
Maturities
Total			673,262	150,434	265,773
More than 5 years [Member]
Maturities
Total	RM 11,806,197	$ 2,802,658	RM 1,168,952	$ 261,189	RM 465,094